Leases - Schedule of leased building recognized as a right-of-use asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 2,340	$ 0
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	2,723
Right-of-use assets	2,723	0
Accumulated Depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	383
Right-of-use assets	(383)	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,340	0
Buildings [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	2,723
Right-of-use assets	2,723	0
Buildings [member] | Accumulated Depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	383
Right-of-use assets	$ (383)	$ 0